Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 32,604	$ 37,345
Prepaid expenses	12,335	8,136
Deferred financing costs	75,000
Subscription receivable	650,000
Total current assets	769,939	45,481
Equipment	414,034	368,206
Intangible assets, net	92,427	104,102
Total Assets	1,276,400	517,789
Current liabilities:
Accounts payable	1,946,931	505,383
Accrued expenses	700,000	10,750
Line of credit - related party	3,110,149
Note payable and advances from related parties	400,000	611,265
Accrued interest - related parties	38,192	27,041
Tax payable		225
Shortfall payment liability	20,636
Total current liabilities	6,215,908	1,154,664
Derivative warrant liabilities	350,000
Total liabilities	6,565,908	1,154,664
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, respectively; no shares issued and outstanding as of December 31, 2024 and 2023
Additional paid-in capital	964,335	1,083,789
Accumulated deficit	(6,254,602)	(1,720,841)
Total stockholders’ deficit	(5,289,508)	(636,875)
Total Liabilities and Stockholders’ Deficit	1,276,400	517,789
Class A Common Stock
Stockholders’ Deficit:
Common stock	753	177
Class B Common Stock
Stockholders’ Deficit:
Common stock	$ 6